Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The below tables sets forth the results from these entities, on a 100% basis, for the three months ended June 30, 2021 and 2020:

	3 months ended June 30, 2021				3 months ended June 30, 2020
In $ millions	Perfomex	Opex	Akal	Perfomex II	Perfomex	Opex	Akal	Perfomex II
Revenue	29.3	58.5	27.1	13.8	37.4	60.2	25.8	9.7
Operating expenses	(27.4)	(63.3)	(35.7)	(8.6)	(33.0)	(45.8)	(23.6)	(6.8)
Net (loss) / income	2.5	(1.5)	(16.3)	3.7	3.0	15.3	2.0	2.8

The below tables sets forth the results from these entities, on a 100% basis, for the six months ended June 30, 2021 and 2020:

	6 months ended June 30, 2021				6 months ended June 30, 2020
In $ millions	Perfomex	Opex	Akal	Perfomex II	Perfomex	Opex	Akal	Perfomex II
Revenue	51.8	173.2	71.9	23.9	65.5	100.8	35.0	12.4
Operating expenses	(47.7)	(148.0)	(81.7)	(17.9)	(60.1)	(87.7)	(34.8)	(10.8)
Net (loss) / income	1.1	28.4	(9.3)	3.3	3.4	12.1	—	1.9
Summarized balance sheets, on a 100% basis of the Company's equity method investees are as follows:

	As at June 30, 2021				As at December 31, 2020
In $ millions	Perfomex	Opex	Akal	Perfomex II	Perfomex	Opex	Akal	Perfomex II
Cash	22.0	45.2	12.6	2.0	0.8	0.2	3.7	0.4
Total current assets	149.5	370.5	215.8	48.0	152.6	220.0	116.5	41.1
Total non-current assets	3.6	3.1	—	2.8	1.8	—	—	1.7
Total assets	153.1	373.6	215.8	50.8	154.4	220.0	116.5	42.8
Total current liabilities	137.1	321.9	229.7	46.1	140.4	207.8	117.6	42.8
Total non current liabilities	1.6	27.1	4.2	1.4	0.7	21.3	2.3	—
Equity	14.4	24.6	(18.1)	3.3	13.3	(9.1)	(3.4)	—
Total Liabilities and Equity	153.1	373.6	215.8	50.8	154.4	220.0	116.5	42.8
The following presents our investments in equity method investments as at June 30, 2021:

In $ millions	Perfomex	Opex	Akal	Perfomex II	Borr Total
Balance as at January 1, 2021	48.0	5.2	—	9.5	62.7
Funding provided by / (received from) shareholder loan (1)	(2.5)	—	—	1.0	(1.5)
Income / (loss) on a percentage basis	0.5	12.9	(4.7)	1.6	10.3
Balance as at June 30, 2021	46.0	18.1	(4.7)	12.1	71.5

(1) As at June 30, 2021, the "Equity method investments" balance in the Unaudited Consolidated Balance Sheets includes $54.9 million in funding provided by shareholder loans comprised of balances with Perfomex of $39.0 million, Opex of $3.7 million, Akal of $1.7 million and Perfomex II of $10.5 million.